Loss Per Share - Schedule of Loss Per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Net loss for the period attributable to Oculis shareholders	SFr (20,839)	SFr (12,877)	SFr (36,932)	SFr (58,892)
Basic Loss per share
Weighted-average number of shares used to compute loss per share basic	40,535,173	33,565,542	38,567,675	23,274,136
Basic net loss per share for the period, ordinary shares	SFr (0.51)	SFr (0.38)	SFr (0.96)	SFr (2.53)
Diluted Loss per share
Weighted-average number of shares used to compute loss per share diluted	40,535,173	33,565,542	38,567,675	23,274,136
Diluted net loss per share for the period, ordinary shares	SFr (0.51)	SFr (0.38)	SFr (0.96)	SFr (2.53)